NON-CONTROLLING INTEREST (NCI)	12 Months Ended
Dec. 31, 2021
Disclosure Of Noncontrolling Interests [Abstract]
NON-CONTROLLING INTEREST (NCI)

10. NON-CONTROLLING INTEREST (NCI)

The following table presents the summarized financial information for Evotech, TCTS, Mexmaken and T3 Ecuador, the Company's subsidiaries which have NCI's. This information represents amounts before intercompany eliminations.

	December 31, 2021	December 31, 2020
	$	$
Current assets	1,094,709	1,145,246
Non-current assets	2,068,951	4,079,106
Current liabilities	12,291,899	14,046,168
Non-current liabilities	474,381	898,146
Revenues for the year ended	1,396,899	7,934,906
Net loss for the year ended	(1,778,017)	(1,150,056)

The net change in non-controlling interest is as follows:

Total
$
Balance, December 31, 2019	(3,357,287)
Share of loss for the year	(1,772,196)
Currency translation adjustment	597,026
Balance, December 31, 2020	(4,532,457)
Change in ownership interest	1,992,413
Share of loss for the year	(408,808)
Currency translation adjustment	123,022
Balance, December 31, 2021	(2,825,830)

As of December 31, 2021, the Company held a 50% ownership in TCTS, 90% ownership in Mexmaken, 91.25% ownership in Evolution and 90% ownership in T3 Ecuador with $1,754,611, $44,462, $1,020,454 and $6,303 (2020 - $953,706, $791,573, $2,787,178 and $nil) NCI balance, respectively.